8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Details)	12 Months Ended
Jan. 31, 2022 $ / shares shares
Stock Option Outstanding 1
Number of Options Outstanding	700,000
Number Currently Exercisable	700,000
Exercise Price | $ / shares	$ 3.00
Expiry Date	Nov. 01, 2022
Stock Option Outstanding 2
Number of Options Outstanding	100,000
Number Currently Exercisable	100,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	Jun. 26, 2023
Stock Option Outstanding 3
Number of Options Outstanding	100,000
Number Currently Exercisable	100,000
Exercise Price | $ / shares	$ 2.00
Expiry Date	Feb. 23, 2026
Stock Option Outstanding 4
Number of Options Outstanding	2,175,000
Number Currently Exercisable	2,125,000
Exercise Price | $ / shares	$ 3.00
Expiry Date	Aug. 17, 2026